13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2011

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Belden and Associates
Address:    650 California Street, 24th Floor
            San Francisco, CA  94108

13F File Number:  028-11565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Louis deK. Belden
Title:            President
Phone:            415-677-1400
Signature, Place and Date of Signing:
Louis deK. Belden San Francisco, CA     September 30, 2011

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total: $62,866

List of Other Included Managers:

                         TITLE               VALUE         SHARES    SH/    PU/    INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)       PRN AMT   PRN    CALL   DISCRETN   MANAGERS   SOLE      SHARED  OTHER
ADVANCE AUTO PARTS         COM   00751y106   848            14,600    SH             SOLE                0         0       14600
AFLAC INC                  COM   001055102   428            12,238    SH             SOLE                0         0       12238

AIR PRODUCTS AND           COM   009158106   1,030          13,481    SH             SOLE                0         0       13481

AUTOMATIC DATA             COM   053015103   1,593          33,792    SH             SOLE                0         0       33792
BANK OF NEW YORK           COM   064058100   591            31,775    SH             SOLE                0         0       31775

BECTON DICKINSON           COM   075887109   1,929          26,313    SH             SOLE                0         0       26313

BEST BUY INC               COM   086516101   341            14,618    SH             SOLE                0         0       14618
BOEING COMPANY             COM   097023105   1,577          26,065    SH             SOLE                0         0       26065

BP PLC ADR                 COM   055622104   577            15,996    SH             SOLE                0         0       15996

BRISTOL-MYERS SQUIBB       COM   110122108   1,433          45,674    SH             SOLE                0         0       45674
CHEVRON CORP               COM   166764100   3,442          37,179    SH             SOLE                0         0       37179

CORNING INC                COM   219350105   1,059          85,700    SH             SOLE                0         0       85700

COSTCO WHOLESALE           COM   22160k105   1,661          20,225    SH             SOLE                0         0       20225
EMERSON ELECTRIC           COM   291011104   2,391          57,882    SH             SOLE                0         0       57882

EXPEDITORS                 COM   302130109   651            16,050    SH             SOLE                0         0       16050

EXXON MOBIL                COM   30231g102   4,240          58,384    SH             SOLE                0         0       58384
FEDEX CORP                 COM   31428x106   1,060          15,660    SH             SOLE                0         0       15660

GENERAL ELECTRIC           COM   369604103   2,897          190,363   SH             SOLE                0         0       190363

HEWLETT PACKARD            COM   428236103   1,155          51,450    SH             SOLE                0         0       51450
HOME DEPOT                 COM   437076102   610            18,560    SH             SOLE                0         0       18560

ILLINOIS TOOL WORKS        COM   452308109   1,191          28,630    SH             SOLE                0         0       28630

INTEL CORP                 COM   458140100   502            23,502    SH             SOLE                0         0       23502
INTERNATIONAL BUSINESS     COM   459200101   4,530          25,903    SH             SOLE                0         0       25903

JACOBS ENGINEERING GROUP   COM   469814107   470            14,565    SH             SOLE                0         0       14565

JOHNSON AND JOHNSON        COM   478160104   3,638          57,125    SH             SOLE                0         0       57125
JPMORGAN CHASE             COM   46625h100   408            13,538    SH             SOLE                0         0       13538

MERCK & COMPANY            COM   589331107   538            16,452    SH             SOLE                0         0       16452

MICROSOFT CORP             COM   594918104   1,359          54,585    SH             SOLE                0         0       54585
NESTLE S A ADR             COM   641069406   1,297          23,512    SH             SOLE                0         0       23512

NOKIA CORP ADR             COM   654902204   159            28,050    SH             SOLE                0         0       28050

NOVARTIS ADS               COM   66987v109   1,321          23,687    SH             SOLE                0         0       23687
PFIZER INC                 COM   717081103   2,489          140,790   SH             SOLE                0         0       140790

PROCTER & GAMBLE           COM   742718109   3,258          51,561    SH             SOLE                0         0       51561
ROCHE HOLDING ADR          COM   771195104   1,705          42,400    SH             SOLE                0         0       42400

SAP AG                     COM   803054204   1,348          26,635    SH             SOLE                0         0       26635
STRYKER CORP               COM   863667101   1,004          21,300    SH             SOLE                0         0       21300

SYSCO CORP                 COM   871829107   877            33,865    SH             SOLE                0         0       33865

UNITED TECHNOLOGIES        COM   913017109   1,677          23,840    SH             SOLE                0         0       23840
WALGREEN COMPANY           COM   931422109   2,522          76,681    SH             SOLE                0         0       76681

WELLPOINT INC              COM   94973v107   685            10,495    SH             SOLE                0         0       10495

YUM BRANDS                 COM   988498101   2,374          48,065    SH             SOLE                0         0       48065